INTANGIBLE ASSETS AND GOODWILL (Recoverability of cash-generating units) (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 01, 2025	Dec. 29, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Goodwill	$ 868,848		$ 271,677
Intangible assets other than goodwill	3,021,414		253,319	$ 253,319
HanesBrands Inc
Disclosure of information for cash-generating units [line items]
Goodwill		$ 597,171
Intangible assets		2,780,494
HanesBrands Inc | Trademarks
Disclosure of information for cash-generating units [line items]
Intangible assets		$ 1,600,000
Total for all cash-generating units
Disclosure of information for cash-generating units [line items]
Goodwill	868,848		271,677
Intangible assets with indefinite useful life	2,174,692		203,692
Total for all cash-generating units | Textile & Sewing (excluding Hanes)
Disclosure of information for cash-generating units [line items]
Goodwill	271,677		271,677
Intangible assets with indefinite useful life	93,400		93,400
Total for all cash-generating units | Hanes
Disclosure of information for cash-generating units [line items]
Goodwill	597,171		0
Intangible assets with indefinite useful life	1,644,000		0
Total for all cash-generating units | Textile & Sewing
Disclosure of information for cash-generating units [line items]
Goodwill	0		0
Intangible assets with indefinite useful life	12,228		0
Total for all cash-generating units | Hosiery
Disclosure of information for cash-generating units [line items]
Goodwill	0		0
Intangible assets with indefinite useful life	1,039		0
Total for all cash-generating units | Intimates
Disclosure of information for cash-generating units [line items]
Goodwill	0		0
Intangible assets with indefinite useful life	313,733		0
Total for all cash-generating units | Hosiery (excluding Hanes)
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	110,292		110,292
Total for all cash-generating units | Excluding Hanes
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	203,692		203,692
Total for all cash-generating units | Hanes Portion
Disclosure of information for cash-generating units [line items]
Intangible assets with indefinite useful life	$ 1,971,000		$ 0